Income Taxes - Reconciliation of Tax Expense to Statutory Federal Income Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Computed expected tax expense					$ 40.5	$ 34.6	$ 31.0
State and local taxes, net of U.S. federal income tax benefit					3.9	(2.5)	0.1
Foreign and U.S. tax effects attributable to operations outside the U.S.					(3.8)	3.8	(5.1)
Reduction in valuation allowance					(15.8)	(16.9)	(283.7)
Foreign dividends and earnings taxable in the U.S.					12.7	15.2	14.5
Restructuring charges for which there is no tax benefit					7.2
Other					0.1	1.2	7.9
Provision for (benefit from) income taxes	$ 13.0	$ 12.0	$ 32.4	$ 33.1	$ 44.8	$ 35.4	$ (235.3)